EQUITY (Tables)	9 Months Ended
Sep. 30, 2012
Equity Tables [Abstract]
Treasury Stock Shares Acquired [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,

	2012	2011	2012	2011
	(in millions)
Amount spent on shares repurchased	$-	$254	$667	$749
Number of shares repurchased	-	6.1	15.4	16.0